Document And Entity Information	Nov. 01, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2023
Entity Registrant Name	Parsons Corporation
Entity Central Index Key	0000275880
Entity Emerging Growth Company	false
Securities Act File Number	001-07782
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-3232481
Entity Address, Address Line One	14291 Park Meadow Drive, Suite 100
Entity Address, City or Town	Chantilly
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20151
City Area Code	(703)
Local Phone Number	988-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	PSN
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	5875 Trinity Parkway, #300
Entity Address, City or Town	Centreville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	21120